Alger Growth and Income Fund Annual Fund Operating Expenses - Class Z Shares [Member] - Alger Growth and Income Fund - Class Z	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.62%